Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Defined Contribution Plan [Line Items]
Employee contribution to employee pre tax contributions	25.00%
Percentage of employee pretax contribution	4.00%
Expenditure related to defined contribution plan	$ 382	$ 429	$ 0
Others Country [Member]
Defined Contribution Plan [Line Items]
Expenditure related to defined contribution plan	$ 771	$ 588	$ 518
Minimum [Member]
Defined Contribution Plan [Line Items]
Employee contribution	2.00%
Maximum [Member]
Defined Contribution Plan [Line Items]
Employee contribution	25.00%